Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories
Schedule of inventories

	2026	2025
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials*	9 358	5 087
Process material	3 391	3 326
Maintenance materials	8 578	8 504
Work in progress*	5 614	2 827
Manufactured products	22 926	21 669
Consignment inventory	454	380
	50 321	41 793

*Includes inventory at Natref as part of Sasol utilising Prax’s share of the Natref processing facility.